Loan Commitments and Standby Letters of Credit (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financial Instruments [Line Items]
Loan commitments	$ 102,703	$ 98,922
Standby letters of credit	$ 7,114	$ 6,851